Accumulated other comprehensive loss (Tables)	12 Months Ended
Dec. 31, 2012
Accumulated other comprehensive loss [Abstract]
Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]

	Year ended December 31,
	2011			2012
	Attributable	Attributable	Total	Attributable	Attributable	Total
	to Dryships	to non		to Dryships	to non
	Inc.	controlling		Inc	controlling
		interest			interest
Cash flows hedges unrealized loss	$(16,921)	(5,983)	$(22,904)	$-	$-	$-
Cash flows hedges realized loss	(11,893)	(4,204)	(16,097)	(10,130)	(5,418)	(15,548)
Senior notes unrealized loss	(1,350)	-	(1,350)	-	-	-
Actuarial pension gain	1,554	550	2,104	955	512	1,467

Total	$(28,610)	$(9,637)	$(38,247)	$(9,175)	$(4,906)	$(14,081)